Share based compensation	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation
17 Share-based compensation
Stock Option Program 2016 (JSOP 2016)
As of December 31, 2023, all options granted under the JSOP 2016 have been fully vested.
Jumia Technologies AG is authorized to opt to make payments in cash or settle in equity at the time of settlement of the awards. In some cases, the company is aware of restrictions, that generally relate to country-specific limitations on individual investment in foreign assets, that may require it to settle awards in cash. For the beneficiaries impacted by these restrictions, the Company’s intention is to cash settle all outstanding awards in the future and they are recognized as cash-settled. The remaining awards are recognized as equity-settled as there is no constructive obligation to settle in cash as the past practice has always been to settle in equity and there is no valid expectation that the awards would be settled in cash.
During the year 2023, 279,148 options of the JSOP 2016 have been exercised. All outstanding options of JSOP 2016 have been exercised or expired in 2023. In total, 259,552 options, exercised in 2023 will be settled in 2024.
In 2023, the Group recognized expenses in connection with the JSOP 2016 amounting to nil (2022: USD (0.3) million and 2021: USD (0.6) million).
Equity Programs 2019
Stock Option Program 2019
In 2019, Jumia Technologies AG established a new stock option plan, the SOP 2019, under which stock options were granted to beneficiaries. On May 15, 2020 additional stock options were granted under the SOP 2019.
Each stock option entitles the holder to receive one share of Jumia Technologies AG upon exercise and payment of an exercise price of EUR 1.00 per share. The stock options may be exercised after a waiting period of four years from the grant date and expire following seven years after the end of the waiting period. The exercise of stock options is not possible during defined blackout periods. Jumia may, at its sole discretion, settle vested stock options in cash instead of issuing shares in Jumia Technologies AG.
The stock options can only be exercised, if the average annual growth rate of the Gross Merchandise Value amounts to at least 10% during the four-year waiting period. If this target is not met, all options will lapse. This condition is classified under IFRS 2 as a non-market performance condition. The probability of achievement of the performance target is based on the most likely outcome derived from a Monte Carlo valuation model and it has to be reassessed at each reporting date. Only for certain grants in 2020 this condition has been classified as a non-vesting condition, as the vesting period is shorter than the performance period. In this case, the probability of achievement has been derived from a Monte Carlo valuation model at the grant date, is reflected in the fair value and is not reassessed subsequently.
Moreover, the stock options are subject to vesting requirements. The stock options shall generally vest in one or more tranches. The SOP 2019 plan sets out several criteria of bad leaver and good leaver cases. For beneficiaries, who are members of the management board, the total vesting period shall be at least four years and all unexercised options will be forfeited, if the employee resigns and start working for a competitor within six months after resignation. If other beneficiaries (i.e. not members of the management board) resign before the vesting date as specified in the individual grant agreements and are classified as good leaver, all vested stock options will be retained.
However, all unexercised stock options will be forfeited, if a beneficiary terminates the employment within four years after the IPO on April 12, 2019. This period has passed.
The stock options granted in 2020 will vest either 3 or 4 years after the IPO according to the individual grant agreements.
If Jumia Technologies AG pays dividends during the waiting period or exercise period, the beneficiaries are entitled to receive a dividend payment for each vested but not yet exercised stock option. However, Jumia Technologies AG does not expect to pay dividends during the next years.
Jumia Technologies AG is entitled, at its sole discretion, to settle any claims under the SOP 2019 either in cash or in equity. As specified above, for JSOP 2016, the SOP 2019 was recognized as a cash-settled plan for certain beneficiaries and as an equity-settled plan for all other beneficiaries.
The awards vested during the period were subject to a non-vesting condition. The condition was not met. Therefore, the options lapsed and cannot be exercised.
In 2023, the Group recognized expenses in connection with the SOP 2019 amounting to nil (2022: USD (5.5) million and 2021: USD 3.6 million).

SOP 2019	Number of awards	Weighted average remaining life (years)	Weighted average exercise price (EUR)	Weighted average fair value (USD)
Unvested awards outstanding at January 01, 2023	60,857	0.3	1.00	0.78
Granted during the period	—	—	—	—
Exercised during the period	—	—	—	—
Forfeited during the period	—	—	—	—
Cancelled during the period	—	—	—	—
Vested during the period	(60,857)	—	—	—
Unvested awards outstanding at December 31, 2023	—	—	—	—
Virtual Restricted Stock Unit Program 2019
In 2019, Jumia Technologies AG established a new Virtual Restricted Stock Unit Program (VRSUP 2019), under which Restricted Stock Units (RSU) were granted to beneficiaries. In 2020, additional RSUs were granted under the VRSUP 2019.
Jumia Technologies AG is entitled, at its sole discretion, to settle any claims under the VRSUP 2019 either in cash or in equity. As specified above, for JSOP 2016, the VSRUP 2019 was recognized as a cash-settled plan for certain beneficiaries and as an equity-settled plan for all other beneficiaries.
No RSUs are subject to any performance conditions or a maximum payout amount (cap).
All RSUs will be forfeited if a beneficiary, who is a member of the board of management, resigns and starts working for a competitor within twelve months after the resignation. Other beneficiaries need to remain employed with Jumia Technologies AG until the vesting date as specified in the individual grant agreement in order to avoid any forfeiture.
All RSUs granted under VRSUP 2019 have vested, as of December 31, 2023.
In 2023, the Group recognized expenses in connection with the VRSUP 2019 amounting to nil (2022: nil and 2021: USD 1.3 million).
Equity Programs 2020
Stock Option Program 2020
In 2020, with the approval of the annual general meeting of shareholders, Jumia Technologies AG established a new stock option plan, the SOP 2020, under which Jumia granted an individual number of stock options to beneficiaries under the terms and conditions of the SOP 2020.
Each stock option entitles the holder to receive one share in Jumia Technologies AG (or 0.5 American Depositary Shares (ADS) as 1 ADS represents 2 shares of Jumia). The option can be exercised after a waiting period of four years at a price which is determined based on the average share price of the last 60 trading days prior to the contract date of the individual grant agreements. The exercise period starts directly after the waiting period and ends two years following the expiry of the waiting period. The exercise of stock options is prohibited during defined blackout periods. Jumia may, at its sole discretion, settle each vested stock option in cash instead of issuing a share in Jumia Technologies AG.
The stock options can only be exercised, if the average annual growth rate of the Gross Merchandise Value amounts to at least 10% during the four years waiting period. If this performance target is not met, all options will lapse. For specific grants under the 2020 Plan this condition is classified under IFRS 2 as a non-market performance condition. The probability of achievement of the performance target is based on the most likely outcome derived from a Monte Carlo valuation model and it has to be reassessed at each reporting date. For all other grants this condition has been classified as a non-vesting condition. In this case, the probability of achievement has been derived from a Monte Carlo valuation model at the grant date, is reflected in the fair value and is not reassessed subsequently.
Moreover, there are stock options granted to certain beneficiaries with an additional criteria which relates to reaching certain profitability targets. This second condition is as well either classified as a non-market performance condition or as a non-vesting condition depending on the vesting period of the grants and the respective period in which the condition has to be met.
The stock options are subject to vesting requirements.
The stock options shall generally vest in two tranches. Two-thirds of the granted stock options vest after two years from the grant date. The remaining one-third of the granted stock options vest after three years from the grant date.
Beneficiaries who are members of the management board will forfeit the right to exercise their options if they resign and start working for a competitor within six months after resignation.
Other beneficiaries will keep all vested stock options.
If Jumia pays dividends during the waiting period or exercise period, the beneficiaries are entitled to receive a dividend payment for each vested but not yet exercised stock option. However, Jumia does not expect to pay dividends during the next years.
Jumia Technologies AG is entitled, at its sole discretion, to settle any claims under the SOP 2020 either in cash or in equity. As specified above, for JSOP 2016 and others, the SOP 2020 was recognized as a cash-settled plan for certain beneficiaries and as an equity-settled plan for all other beneficiaries.
The awards vested during the period were subject to a non-vesting condition. The condition was not met. Therefore, the options lapsed and cannot be exercised.
In 2023, the Group recognized expenses / (reversals) in connection with the SOP 2020 amounting to USD (0.1) million (2022: USD (1.0) million and 2021: USD 1.9 million).

	Number of awards	Weighted average remaining life (years)	Weighted average exercise price (USD)	Weighted average fair value (USD)
Unvested awards outstanding at January 01, 2023	167,500	0.4	1.84	1.26
Granted during the period	—	—	—	—
Granted as a replacement during the period	—	—	—	—
Replaced during the period	—	—	—	—
Forfeited during the period	(6,667)	—	—	—
Cancelled during the period	—	—	—	—
Vested during the period	(160,833)	—	—	—
Unvested awards outstanding at December 31, 2023	—	—	—	—
Virtual Restricted Stock Unit Program 2020
The 2020 annual general meeting of shareholders also approved the Virtual Restricted Stock Unit Program 2020 (VRSUP 2020). Jumia granted an individual number of restricted stock units (RSU) to beneficiaries under the terms and conditions of the VRSUP 2020.
Grants are based on individual grant agreements.
Each beneficiary received an individual grant agreement that includes the individual number of RSUs. Each RSU entitles the holder to receive a cash payment equal to the ten trading days average share price after the publication by the Company of the later of its last half year report or its last annual financial statements.
In general, the RSUs shall vest one year after the grant and will be paid out as soon as reasonably practicable following the expiration of a period of twelve trading days after the publication of Jumia’s first half year report or annual financial statements after the vesting date.
No RSUs are subject to any performance conditions or a maximum payout amount (cap).
Jumia Technologies AG is entitled, at its sole discretion, to settle any claims under the VRSUP 2020 either in cash or in equity. As specified above, for JSOP 2016, the VSRUP 2020 was recognized as a cash-settled plan for certain beneficiaries and as an equity-settled plan for all other beneficiaries.
All RSUs granted under VRSUP 2020 have vested, as of December 31, 2023.
In 2023, the Group recognized no expenses in connection with the VRSUP 2020 (2022: USD 1.1 million and 2021: USD 7.1 million).
Equity Programs 2021
Stock Option Program 2021
By resolution of the Company’s General Meeting, dated June 9, 2021, the Stock Option Program 2021 (SOP 2021) was approved. Jumia granted a specific number of stock options to beneficiaries under the terms and conditions of the SOP 2021.
Each stock option entitles the holder to receive one share of Jumia (or 0.5 ADS as 1 ADS represents 2 shares of Jumia). The option can be exercised after a four-year waiting period, commencing on the grant date, at a price which is determined based on the average share price of the last 30 trading days prior to the grant date. The exercise period starts directly after the waiting period and ends two years following the expiration of the waiting period. The exercise of stock options is prohibited during defined black-out periods. Jumia is entitled to elect, at its sole discretion, a cash payment for each vested stock option instead of issuing one share.
The stock options are subject to vesting requirements. The awards are (i) divided in tranches of options vesting upon defined years of service and (ii) can only be exercised if a non-market performance condition, related to reaching a certain growth target of the Gross Merchandise Value during a defined period, is met. The probability of achievement of this performance target is based on the most likely outcome derived from a Monte Carlo valuation model and it has to be reassessed at each reporting date.
Beneficiaries who are members of the management board will forfeit the right to exercise their options if they resign (before the term of office) and start working for a competitor within the six months following the resignation.
Other beneficiaries will keep all stock options that are vested.
If Jumia pays dividends during the waiting period or exercise period, the beneficiaries are entitled to receive a dividend payment for each vested but not yet exercised stock option. However, Jumia does not expect to pay dividends during the next years.
As each stock option entitles the holder to receive one share of Jumia, the Fair value per ADS and the exercise price per ADS have to be divided by 2 in order to derive the value per option.
During 2022, the two beneficiaries of SOP2021 unconditionally forfeited the stock options granted to them under the program. SOP2021 and its associated conditional capital were subsequently cancelled without payment of any kind in order to allow the Company in the future to create a new virtual restricted stock unit or other equity incentive program.
In 2023, the Group recognized no expenses in connection with the SOP 2021 (2022: USD 4.2 million and 2021: USD 0.7 million).
Virtual Restricted Stock Unit Program 2021
The 2021 annual general meeting of shareholders also approved the Virtual Restricted Stock Unit Program 2021 (VRSUP 2021). Jumia granted a specific number of virtual restricted stock units (VRSUs) to beneficiaries under the terms and conditions of the VRSUP 2021.
Grants are based on individual grant agreements.
Each beneficiary received an individual grant agreement that includes the specific number of VRSUs. Each VRSU entitles the holder to receive a cash payment equal to the average of the Relevant Closing Price on the first five Trading Days after the publication by the Company of its first press release announcing year-end financial results after the vesting date.
Jumia Technologies AG is entitled, at its sole discretion, to settle any claims under the VRSUP 2021 either in cash or in equity. As specified above, for JSOP 2016 and others, the VSRUP 2021 was recognized as a cash-settled plan for certain beneficiaries and as an equity-settled plan for all other beneficiaries.
The vesting period and conditions may vary according to participants seniority. The awards are divided in tranches which vest upon determined years of service. Moreover, certain awards are subject to additional criteria which includes reaching certain growth target, profitability and share price targets. These conditions are either classified as non-market performance conditions or as non-vesting conditions depending on the vesting period of the grants and the respective period in which the condition has to be met.
In the event the Participant’s office term as member of the Management Board or the Participant’s service or employment relationship with the Company ends before settlement and the Participant qualifies as a “Bad Leaver”, all VRSUs will be forfeited.
If the Participant does not qualify as a “Bad Leaver”, it shall retain all VRSUs already vested and not yet settled.
The fair value per VRSU was derived based on the observable stock price of Jumia on the reporting date or on the grant date depending on the cash- or equity-settled classification. The fair value per cash-settled VRSU amounts to USD 1.77 as of December 31, 2023. The average fair value per equity-settled RSU amounts to USD 3.95 as of December 31, 2023. The average fair value per equity-settled RSU amounts to USD 1.74 for the VRSUP 2021 granted in 2023.
In 2023, the Group recognized expenses in connection with the VRSUP 2021 amounting to USD 5.2 million (2022: USD 9.8 million and 2021: USD 20.5 million).
Virtual Restricted Stock Unit Program 2023
The 2023 annual general meeting of shareholders also approved the Virtual Restricted Stock Unit Program 2023 (VRSUP 2023). Jumia granted a specific number of virtual restricted stock units (VRSUs) to beneficiaries under the terms and conditions of the VRSUP 2023.
Grants are based on individual grant agreements.
Each beneficiary received an individual grant agreement that includes the specific number of VRSUs. Each VRSU entitles the holder to receive a cash payment equal to the average of the Relevant Closing Price on the first five Trading
Days after the publication by the Company of its first press release announcing year-end financial results after the vesting date.
Jumia Technologies AG is entitled, at its sole discretion, to settle any claims under the VRSUP 2023 either in cash or in equity. As specified above, for JSOP 2016 and others, the VSRUP 2023 was recognized as a cash-settled plan for certain beneficiaries and as an equity-settled plan for all other beneficiaries.
The vesting period and conditions may vary according to participants seniority. The awards are divided in tranches which vest upon determined years of service. Moreover, certain awards are subject to additional criteria which includes reaching certain growth target and profitability targets. These conditions are classified as non-market performance conditions.
In the event the Participant’s office term as member of the Management Board or the Participant’s service or employment relationship with the Company ends before settlement and the Participant qualifies as a “Bad Leaver”, all VRSUs will be forfeited.
If the Participant does not qualify as a “Bad Leaver”, it shall retain all VRSUs already vested and not yet settled.
The fair value per VRSU was derived based on the observable stock price of Jumia on the reporting date or on the grant date depending on the cash- or equity-settled classification.
The fair value per cash-settled VRSU amounts to USD 1.77 as of December 31, 2023.
At December 31, 2023, there are 3,451,600 unvested equity settled awards outstanding and their weighted average fair value at grant date is USD 1.74.
In 2023, the Group recognized expenses in connection with the VRSUP 2023 amounting to USD 0.1 million (2022: nil and 2021: nil).

Share-Based compensation
For all plans, the Group recognized share-based compensation expenses of USD 5.3 million for the twelve months ended December 31, 2023 (2022: USD 8.2 million and 2021: USD 34.5 million).
For certain geographies, equity awards are settled on a net basis, i.e., the group withhold shares for settlement of tax obligations plan on behalf of employees under share-based compensation plans.
During 2023, Jumia modified the classification of certain awards from equity-settled to cash-settled, driven by a change in expectations regarding the method of settlement.
At the date of modification, a liability was recognized based on the fair value of the cash-settled award on that date and to the extent to which the vesting period has expired.